Fair Value Measurements - Reconciliation of derivative liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at December 31, 2020		$ 40,532,280
Derivative liabilities at June 30, 2021	$ 40,532,280	20,789,520
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at December 31, 2020		21,390,000
Change in fair value	1,932,000	(8,238,600)
Derivative liabilities at June 30, 2021	21,390,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at December 31, 2020		11,449,330
Change in fair value	1,034,130	(4,409,840)
Derivative liabilities at June 30, 2021	11,449,330
Forward Purchase Agreement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at December 31, 2020		7,692,950
Change in fair value	3,647,030	$ (7,094,320)
Derivative liabilities at June 30, 2021	$ 7,692,950